Summary of Credit Instruments (Details) - CAD ($) $ in Millions	Oct. 31, 2023	Oct. 31, 2022
Disclosure of credit risk exposure [line items]
Maximum amount of additional credit to be obligated by bank	$ 339,728	$ 292,156
Financial and performance standby letters of credit [member]
Disclosure of credit risk exposure [line items]
Maximum amount of additional credit to be obligated by bank	39,310	35,675
Documentary and commercial letters of credit [member]
Disclosure of credit risk exposure [line items]
Maximum amount of additional credit to be obligated by bank	167	193
Commitments to extend credit [member] | Within 1 year [member]
Disclosure of credit risk exposure [line items]
Maximum amount of additional credit to be obligated by bank	69,686	56,700
Commitments to extend credit [member] | Later than 1 year [member]
Disclosure of credit risk exposure [line items]
Maximum amount of additional credit to be obligated by bank	$ 230,565	$ 199,588